Consolidated Statements of Cash Flows (Audited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (130,712)	$ 13,437	$ 5,934
Adjustments to net income (loss) to reconcile to net cash provided by operating activities:
Unrealized loss (gain) loss on derivatives, net	17,134	(28,601)	(12,625)
Depreciation, depletion and amortization	146,879	135,154	111,062
Impairment of natural gas and crude oil properties	168,149	25,159	11,147
Prepaid well write-offs	3,916	1,359	668
Loss on extinguishment of debt	23,283	0	0
Exploratory dry hole costs	15,347	177	4,199
Accretion of asset retirement obligation	4,060	1,897	1,423
Stock-based compensation	8,495	8,781	5,314
Excess tax benefits from stock-based compensation	0	(1,311)	(293)
Loss (gain) from sale of properties and equipment	(24,273)	(4,263)	299
Amortization of debt discount and issuance costs	7,864	6,265	4,618
Deferred income taxes	(80,379)	9,530	1,179
Inventory adjustment and other	4,123	135	307
Total adjustments to net income (loss) to reconcile to net cash provided by operating activities:	294,598	154,282	127,298
Changes in current assets and liabilities:
Accounts receivable	6,843	(3,451)	2,122
Other assets	(2,908)	(3,893)	22,616
Restricted cash	8,859	(8,603)	219
Production tax liability	2,499	5,436	(6,818)
Accounts payable and accrued expenses	(5,050)	12,422	1,172
Other liabilities	592	(2,796)	(730)
Total changes in current assets and liabilities	10,835	(885)	18,581
Net cash provided by operating activities	174,721	166,834	151,813
Cash flows from investing activities:
Capital expenditures	(347,729)	(334,496)	(162,723)
Acquisition of natural gas and crude oil properties, net of cash acquired	(312,223)	(145,894)	(158,051)
Proceeds from acquisition adjustments	14,469	0	0
Proceeds from sale of properties and equipment	193,544	23,140	23,369
Other	0	849	(3,527)
Net cash used in investing activities	(451,939)	(456,401)	(300,932)
Cash flows from financing activities:
Proceeds from credit facility	682,000	417,194	414,500
Payment of credit facility	839,750	183,713	494,500
Proceeds from senior notes	500,000	0	115,000
Repurchase of senior notes	(221,840)	0	0
Payment of debt issuance costs	(11,969)	(680)	(8,541)
Proceeds from sale of equity, net of issuance costs	164,496	0	125,506
Excess tax benefits from stock-based compensation	0	1,311	293
Contribution by investing partner in PDCM	0	12,464	20,077
Purchase of treasury stock	(1,500)	(3,143)	(788)
Net cash provided by (used in) financing activities	271,437	243,433	171,547
Net increase (decrease) in cash and cash equivalents	(5,781)	(46,134)	22,428
Cash and cash equivalents, beginning of period	8,238	54,372	31,944
Cash and cash equivalents, end of period	2,457	8,238	54,372
Cash payments (receipts) for:
Interest, net of capitalized interest	41,768	29,429	28,335
Income taxes	1,845	(1,498)	(27,322)
Non-cash investing activities:
Change in accounts payable related to purchases of properties and equipment	288	23,837	15,787
Change in asset retirement obligation, with a corresponding increase to natural gas and crude oil properties, net of disposals	11,967	17,538	3,624
Change in paid-in capital related to convertible debt, net of tax	$ 0	$ 0	$ 12,850